            As filed the Securities and Exchange Commission on December 15, 2000
                                       Securities Act Registration No. 333-90085
                               Investment Company Act Registration No. 811-09679

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                                 Pre-Effective Amendment No.                [ ]
                                                            -------
                                Post-Effective Amendment No.   2            [X]
                                                            -------

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 3                            [X]
                                              ----

                                LEND LEASE FUNDS
               (Exact Name of Registrant as Specified in Charter)
                        803 WEST MICHIGAN STREET, SUITE A
                         MILWAUKEE, WISCONSIN 53233-2301
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (414) 271-5885

                              Constance Dye Shannon
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Elizabeth Shea Fries
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

         IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[X] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ] ON          PURSUANT TO PARAGRAPH (b)
      ----------
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ] ON          PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
      ----------

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                LEND LEASE FUNDS

                 LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

                                 CLASS A SHARES

                              ---------------------

                                   PROSPECTUS


                  October 1, 2000 as amended December 15, 2000



         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                                                                Page
                                                                                                                ----




KEY INFORMATION ABOUT THE FUND....................................................................................1
   INVESTMENT OBJECTIVE...........................................................................................1
   PRINCIPAL INVESTMENT STRATEGY..................................................................................1
   PRINCIPAL RISK FACTORS.........................................................................................2

   FUND PERFORMANCE...............................................................................................3

FEES AND EXPENSES OF THE FUND.....................................................................................3
   SHAREHOLDER FEES...............................................................................................4
   FEES AND EXPENSES..............................................................................................4
   EXAMPLE........................................................................................................4

OTHER INFORMATION REGARDING INVESTMENT PRACTICES..................................................................5

INVESTMENT MANAGEMENT.............................................................................................6
   LEND LEASE REAL ESTATE INVESTMENTS AND LEND LEASE HOULIHAN ROVERS S.A..........................................6
   PORTFOLIO MANAGERS.............................................................................................7

BUYING, SELLING AND EXCHANGING SHARES.............................................................................7
   BEFORE YOU INVEST..............................................................................................7
   HOW TO PURCHASE SHARES.........................................................................................9
   DISTRIBUTION AND SERVICE FEES (12B-1 PLAN)....................................................................11
   HOW TO SELL SHARES............................................................................................14
   ADDITIONAL REDEMPTION PROVISIONS..............................................................................15
   TELEPHONE TRANSACTIONS........................................................................................16
   MAKING CHANGES TO YOUR ACCOUNT................................................................................17

SPECIAL FEATURES AND SERVICES....................................................................................18
   RETIREMENT ACCOUNT OPTIONS....................................................................................18
   ACH TRANSACTIONS..............................................................................................18
   AUTOMATED TELEPHONE SERVICE...................................................................................18
   AUTOMATIC INVESTMENT PLAN (AIP)...............................................................................18

OTHER SHAREHOLDER INFORMATION....................................................................................19
   SHAREHOLDER COMMUNICATIONS....................................................................................19
   TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS.................................................19

DIVIDENDS, DISTRIBUTIONS AND TAXES...............................................................................20
   DIVIDENDS AND DISTRIBUTIONS...................................................................................20
   TAXES.........................................................................................................20



                                      (i)

                         KEY INFORMATION ABOUT THE FUND


This Prospectus contains important information for anyone interested in investing in Class A Shares of LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND (the "Fund"), a series of LEND LEASE FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

                              INVESTMENT OBJECTIVE

The Fund's objective is total return from a combination of dividend income and long-term growth by investing principally in real estate securities.


                          PRINCIPAL INVESTMENT STRATEGY


The Fund seeks to achieve its objective by investing at least 85% of its assets in equity securities of European companies principally engaged in the real estate industry.


         - The Fund expects to focus on the countries that comprise the European Union (the EU) which currently includes Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in the emerging markets of Europe including the Czech Republic, Greece, Hungary, Turkey and Poland.


Lend Lease Houlihan Rovers S.A. ("Lend Lease Houlihan Rovers" or the "Sub-Adviser") manages the Fund's day to day investment activity. The Sub-Adviser takes a primarily bottom up approach to selecting securities for the Fund's portfolio. It first measures each security under consideration for the Fund according to various quantitative parameters, such as the company's cash flow, market value, book value and earnings, relying primarily on proprietary quantitative models and estimates of the value of company assets in the private real estate market. The Sub-Adviser then considers its evaluation of other relevant factors, such as the company's strategic objectives, the strength of the company's management and the company's risk profile. After adjusting for these factors, the Sub-Adviser then uses a security's parameters to rank it against other securities in the Fund's investment universe. This ranking, which is revised weekly, forms the basis for security selection. The Sub-Adviser also evaluates market sentiment as a secondary consideration in making investment decisions.

The Fund currently expects its investments to be primarily in companies contained in the European portion (the "Europe Sub-Index") of the Salomon Smith Barney World Equity Property Index. These companies include those with large, medium and small equity market capitalizations with the majority having capitalizations below $1 billion.


         - The Europe Sub-Index is an unmanaged securities index designed to measure the performance of publicly traded European real estate companies. The composition of the Europe Sub-Index is determined by Salomon Smith Barney Incorporated and includes real estate companies representing a variety of property types. As of

              December 31, 1999, the Europe Sub-Index included 104 securities with a total equity market capitalization of approximately $84.4 billion.

Under normal circumstances, the Fund's portfolio turnover is not expected to exceed 80% per year.

                             PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund are the risks generally associated with investing in stocks and the risks specific to investing in the real estate industry and investing in Europe. Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. The Fund's share price will fluctuate, and it is possible to lose money by investing in the Fund.


         - RISKS OF INVESTING IN STOCKS. A company's stock price may fluctuate due to circumstances unique to that company. For example, a company's business prospects may affect its stock price. If investors believe the company's business prospects are good, they will generally be willing to pay higher prices for its stock. If these expectations are not met, or if expectations are lowered, the price of the securities will tend to drop. A stock's price will also tend to rise and fall as a result of investors' perceptions of the market as a whole. In other words, the value of the Fund's investments traded on a particular stock market is likely to decrease in value if that stock market experiences a decline. The increase or decrease in the value of the Fund's investments in response to this phenomenon may be proportionally more or less than the increase or decrease in the value of the market. The share prices of stock issued by medium capitalization issuers will generally fluctuate more than those of large capitalization issuers, and the share price of small capitalization issuers will generally fluctuate more than those of medium and large capitalization issuers. To the extent the Fund invests in small and medium capitalization issuers, the Fund's share price may be more volatile than if the Fund restricted its portfolio to large capitalization issuers.


         - RISKS OF THE REAL ESTATE INDUSTRY. The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws which could negatively affect their value.

         - RISKS OF FOREIGN INVESTING. Investing in foreign securities involves special risks and costs in addition to those inherent in U.S. investments. Additional risks include foreign currency exchange rate fluctuations; political, economic or social instability; the possibility of expropriation, confiscatory taxation or withholding on dividends and capital gains; limitations on the removal of assets; adverse changes in investment or exchange control regulations; unfavorable diplomatic developments; and trading, settlement, custodial and other operational risks. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements like those applicable to U.S. companies, and many foreign markets have less stringent investor protection and disclosure standards than those in the U.S. Because of these and other factors, the value of securities of foreign companies acquired by the Fund may fluctuate more than those of securities of domestic companies. To the extent the Fund invests in emerging markets, these risks are magnified because emerging markets tend to be subject to greater social, economic, regulatory and political uncertainty. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

         - RISKS OF INVESTING IN EUROPE. Most developed countries in Western Europe are members of the EU. Many are also members of the European Monetary Union (EMU) which is implementing a single European currency. Membership in the EMU requires compliance with various restrictions on inflation, national debt levels and deficits. Compliance with the requirements for admission to the EU and EMU and for maintaining membership in these organizations can significantly affect the subject countries and the countries with which they have economic and business ties.

         - INDUSTRY CONCENTRATION. Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain industries and investment approaches may fall in and out of favor. If the market does not currently favor the real estate industry or the Fund's investment approach, the Fund's gains may not be as big or its losses may be bigger than other equity funds investing in different industries or using different investment approaches.

         - NON-DIVERSIFIED STATUS. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the Fund may be more susceptible to negative developments affecting a single issuer.

                                FUND PERFORMANCE

Because the Fund is new and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain the Fund's performance information after its first full calendar quarter of operations, please call the Fund at 1-877-LND-LEAS (1-877-563-5327).

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

                                SHAREHOLDER FEES




CLASS A SHARES

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of the offering price)................................5.75%
Maximum Contingent Deferred Sales Charge (Load)...........................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions................................................None
Redemption Fee (imposed prior to the 366th day after purchase)............1.00%*
Exchange Fee..............................................................None


                                FEES AND EXPENSES


CLASS A SHARES


Annual Fund Operating Expenses (expenses that are deducted from
   Fund assets)
Management Fee**..........................................................0.80%
Distribution and Service (12b-1) Fees.....................................0.25%
Other Expenses***.........................................................1.66%
Total Annual Fund Operating Expenses****..................................2.71%
Fee Waiver and/or Expense Reimbursement...................................1.06%
Net Expenses..............................................................1.65%

         * If you redeem your Class A shares prior to the 366th day after your purchase, you will be subject to a redemption fee of 1.00% of the net asset value of your shares on the redemption date. Please see "Redemption Fee" under the caption "Additional Redemption Provisions" for more information. In addition, the Fund charges a $10 fee for redemptions made by wire and $15 for redemptions from retirement accounts.
         ** The Management Fee includes the fees paid to both the Adviser and the Sub-Adviser.
         *** Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.

         **** Lend Lease Real Estate Investments, Inc., the Fund's investment adviser (the "Adviser") and the Sub-Adviser have contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to 1.65% through January 31, 2002 subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002 the expense limitation may renew for annual periods under certain conditions.


                                     EXAMPLE

The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be+:


                           1 YEAR   3 YEARS

Class A                    $831     $1,261

+ The Example reflects the impact of the Fund's contractual expense limitation for the initial thirteen and a half (13 1/2) month period covered by the Example.



                OTHER INFORMATION REGARDING INVESTMENT PRACTICES


The following definitions provide you with further information regarding the Fund's principal investment strategy of investing in equity securities of European companies principally engaged in the real estate industry:


         COMPANIES PRINCIPALLY ENGAGED IN THE REAL ESTATE INDUSTRY. The Fund may invest in a variety of different types companies or issuers in the real estate industry. These include real estate operating companies, companies that invest in interests in real estate, real estate developers and brokers, companies with substantial real estate holdings (such as hotel companies and land-holding companies), as well as companies whose products and services are significantly related to the real estate industry such as building supply manufacturers and financial institutions that derive the majority of their income from real estate related activities. For purposes of its investment policies, the Fund considers a company to be principally engaged in the real estate industry if the Fund's Sub-Adviser determines that the company (i) derives at least 50% of its revenues or profits from the ownership, renting, leasing, construction, management, development, financing or sale of commercial, industrial and residential real estate or related interests or (ii) has at least 50% of the value of its assets invested in commercial, industrial and residential real estate.

         EUROPEAN COMPANIES. The Fund considers the following types of companies to be European companies:

         -      companies organized under the laws of a European country;
         - companies with their principal offices located in a European country;
         - companies whose stock is traded principally on European exchanges; and
         - companies that earn 50% or more of their total business revenues from Europe or have 50% or more of their assets in European countries.

         EQUITY SECURITIES. The Fund's investments will be primarily in equity securities which include common stock, preferred stock, partnership interests and other instruments evidencing an ownership interest in the issuer as well as rights, warrants and securities convertible into equity securities.

The following investments and investment practices are not part of the Fund's principal investment strategy, but may nonetheless play a role in the Fund's portfolio.


         RESTRICTED AND ILLIQUID SECURITIES. The Fund may purchase securities which are illiquid or subject to restrictions on resale. Any security whose resale is restricted can be difficult to sell at a desired time and price. Owning a large percentage of illiquid or restricted securities could hamper the Fund's ability to raise cash to meet redemptions. Also, in the absence of an established securities market, the Fund may have to estimate the value of any illiquid and restricted securities it holds which adds a subjective element to valuation of the Fund.


         TEMPORARY DEFENSIVE INVESTING. During unusual market conditions, the Fund may place up to 100% of its total assets in cash or quality short-term debt securities including repurchase agreements. Defensive investing may prevent the Fund from achieving its investment objective.


                              INVESTMENT MANAGEMENT

       LEND LEASE REAL ESTATE INVESTMENTS AND LEND LEASE HOULIHAN ROVERS
                                       S.A


Lend Lease Real Estate Investments, Inc. (the Adviser), Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326, is the Fund's Adviser. The Adviser is a wholly-owned subsidiary of Lend Lease Corporation Limited, an integrated real estate funds management and services company listed on the Australian and New Zealand stock exchanges. The Adviser is a full-service real estate investment advisor with substantial experience in investing and managing commercial real estate assets for institutional lenders and owners. As of June 30, 2000, the Adviser managed approximately $41 billion in U.S. assets on behalf of its clients and investors in its funds, which include a wide variety of public and corporate pension funds, insurance companies, endowments, foundations and foreign institutions. The Adviser ranks as a leading advisor to pension funds regarding investments in U.S. real estate. The Adviser is co-headquartered in New York, New York and Atlanta, Georgia.

Lend Lease Houlihan Rovers S.A. (the Sub-Adviser), Chaussee de la Hulpe 166, 1170 Brussels, Belgium, is responsible for the day to day management of the Fund's investment program. Lend Lease Houlihan Rovers is a real estate investment management company founded in February 2000 by Joseph Houlihan, Gerios Rovers and an affiliate of the Adviser that owns a controlling interest in the Sub-Adviser. Lend Lease Houlihan Rovers is a research driven investment management firm with a focus on managing assets principally on behalf of institutional investors.

The Fund pays an annual fee of 0.80% of its average daily net assets for the services provided by the Adviser and the Sub-Adviser.

The Adviser and Sub-Adviser have contractually agreed to limit the total operating expenses of the Fund's Class A shares to 1.65% of the average daily net assets through January 31, 2002. After that date, the expense limitation will renew for one year periods if certain conditions are met. With respect to each waiver or reimbursement in connection with maintaining the expense limitation, the Fund is obligated to repay the amount waived or reimbursed to the extent that repayment would not cause the Fund's total operating expenses for the year in which the repayment is made to exceed 1.65% of the Fund's average daily net assets. The Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement.


                               PORTFOLIO MANAGERS


The Fund is managed by a portfolio management team that consists of W. Joseph Houlihan and Gerios J.M. Rovers. They are responsible for the day to day management of the Fund and the selection of the Fund's investments.

W. JOSEPH HOULIHAN is a Managing Director of the Sub-Adviser. In this capacity, he shares responsibility with Mr. Rovers for oversight of all research and investment activities and for developing client relationships. Prior to founding the Sub-Adviser with Mr. Rovers and an affiliate of the Adviser in February 2000, Mr. Houlihan spent 2 1/2 years at Security Capital Global Capital Management Group (Europe) S.A. ("SC GCMG (Europe)") as Managing Director. SC GCMG (Europe) provided European real estate securities management services to institutional investors and a mutual fund. Prior to joining SC GCMG (Europe), Mr. Houlihan spent 18 years at GIM Algemeen Vermogensbeheer, a Dutch investment management company, as Executive Vice President and Director. There he specialized in global negotiable and non-negotiable real estate investments and developed GIM's real estate securities investment process and client base. Prior to joining GIM, Mr. Houlihan was a Vice President at John G. Wood and Associates, a diversified real estate development and investment company, and with Chase Manhattan Bank's trust department. Mr. Houlihan has over 20 years of experience in researching and managing real estate securities. He received his M.B.A. from the University of Leuven, Belgium and his B.S. from New York University. Mr. Houlihan is based in Brussels, Belgium.

GERIOS J.M. ROVERS is a Managing Director of the Sub-Adviser. In this capacity, he shares responsibility with Mr. Houlihan for oversight of all research and investment activities and for developing client relationships. Prior to founding the Sub-Adviser with Mr. Houlihan and an affiliate of the Adviser in February 2000, Mr. Rovers spent 2 1/2 years as a Vice President at Security Capital Global Capital Management Group (Europe) S.A. where he was responsible for the development and implementation of portfolio strategies. Prior to joining Security Capital in 1997, Mr. Rovers was an Associate Director of GIM Algemeen Vermogensbeheer, a Dutch investment management company, where he managed global real estate securities portfolios for domestic and foreign clients. Mr. Rovers has over 10 years of experience in managing global real estate securities. Mr. Rovers received his degree from the University of Tilburg in the Netherlands. Mr. Rovers is based in Brussels, Belgium.





                            BUYING AND SELLING SHARES

BEFORE YOU INVEST

AVAILABLE SHARE CLASSES. The Fund offers investors three different classes of shares - Class A, Class K and Class Y. Class A shares are described in this prospectus. The different classes represent investments in the same portfolio of securities, but each class has different expenses and will likely have different share prices. When you buy shares, remember to specify the class of shares you want to buy. If you do not choose a class, your investment will be made in Class A shares.


- Class A Shares. If you buy Class A shares, you will pay an up-front sales charge, or "load" and will be subject to a Redemption Fee (for shares sold prior to the 366th day after purchase) and Distribution and Service Fees. See "How to Purchase Shares" below for information on the applicable sales charge rates and Distribution and Service Fees. See "How to Sell Shares" below for more information on the Redemption Fee.

Class K and Class Y shares, which are sold by a different prospectus, do not have an up-front sales charge or redemption fee. Class K shares like Class A shares, are subject to Distribution and Service Fees. Class Y shares are not subject to Distribution and Service Fees, but do have higher investment minimums. Call 1-877-LND-LEAS (1-877-563-5327) for a prospectus containing additional information about Class K and Class Y shares. You should be aware that financial service firms may receive different compensation depending upon which class of shares they sell.

ACCOUNT REGISTRATION. When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.


Available forms of registration include:

- Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.
- Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.
- Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.
- Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.
- IRAs and other tax-deferred accounts. The Fund offers a variety of retirement accounts for individuals and institutions. Please refer to "Retirement Account Options," below, for more information about these types of accounts.

ACCOUNT MINIMUMS. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Fund may waive the minimum investment amounts at any time.


----------------------------------    ------------------------------------    ----------------------------------------

         TYPE OF ACCOUNT                   INITIAL MINIMUM PURCHASE                 ADDITIONAL MINIMUM PURCHASE
----------------------------------    ------------------------------------    ----------------------------------------

Regular (Individual, joint,                         CLASS A                                   CLASS A
business or trust)                                  $10,000                                    $250
----------------------------------    ------------------------------------    ----------------------------------------
IRA (including spousal, Roth and                    CLASS A                                   CLASS A
SEP)                                                $1,000                                     $250
----------------------------------    ------------------------------------    ----------------------------------------
Gifts to Minors (UTMA/UGMA)                         CLASS A                                   CLASS A
                                                    $10,000                                    $250
----------------------------------    ------------------------------------    ----------------------------------------
                                                    CLASS A                                   CLASS A
Automatic Investment Plan                           $5,000                                     $250
----------------------------------    ------------------------------------    ----------------------------------------


DETERMINING YOUR SHARE PRICE. The price at which you purchase and sell the Fund's shares is called the Fund's net asset value ("NAV") per share. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The Fund does not calculate NAV on days the Exchange is closed (including national holidays and Good Friday). NAV is determined separately for each class of shares. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Fund or other financial intermediary with the authority to accept orders on the Fund's behalf.

To the extent that the Fund's assets are traded in other markets on days when the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Fund's assets may not occur on days when the Fund is open for business.


The Fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Fund's board of trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. The Fund may use pricing services to assist in the determination of market value.


                             HOW TO PURCHASE SHARES

You can buy shares directly from the Fund or through a broker-dealer or other institution that the Fund has authorized to sell shares. Class A shares are sold at their offering price, which is net asset value plus an initial sales charge. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Fund's distributor or allocated to your dealer as a commission. The current sales charge rates are as follows:


-----------------------------------------------    ------------------------------    ---------------------------------
                                                      SALES CHARGE (AS                       SALES CHARGE (AS A
                                                       A % OF OFFERING                         % OF NET AMOUNT
             AMOUNT OF PURCHASE                              PRICE)                               INVESTED)
-----------------------------------------------    ------------------------------    ---------------------------------

Less than $100,000                                           5.75%                                  6.10%
-----------------------------------------------    ------------------------------    ---------------------------------
$100,000 or more but less than
$250,000                                                     4.75%                                  4.99%
-----------------------------------------------    ------------------------------    ---------------------------------
$250,000 or more but less than
$500,000                                                     3.75%                                  3.90%
-----------------------------------------------    ------------------------------    ---------------------------------
$500,000 or more but less than
$1,000,000                                                   2.75%                                  2.83%
-----------------------------------------------    ------------------------------    ---------------------------------
$1,000,000 and over                                          None                                   None
-----------------------------------------------    ------------------------------    ---------------------------------


If you sell your Class A shares prior to the 366th day after purchase, a 1% redemption fee will be deducted from your redemption proceeds. However, there is no charge upon the redemption of any share appreciation or reinvested dividends. The redemption fee, which is paid to the Fund, is designed to reimburse the Fund for the brokerage and other transaction costs associated with short-term trading.

Front-end sales charge exemptions. Various individuals and institutions may purchase Class A shares without a front-end sales charge, including:

- Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent.


- Shareholders who automatically reinvest their dividends or capital gains in additional shares, with respect to shares purchased through automatic reinvestment;

- Certain retirement plans, such as profit-sharing, pension, 401(k), SEP-IRAs and Simple IRAs, deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
         Section 401(a), 403(b), or 457 of the Internal Revenue Code, and "Rabbi Trusts;"

- Shareholders who have taken a distribution from a retirement plan invested in shares of the Fund. This exemption applies to the extent of the distribution, provided that such distribution is reinvested within 90 days of the payment date;

- Individual accounts of registered brokers and dealers who have entered into sales or service agreements with the Distributor and who have achieved certain sales objectives of the Fund;

- Individual accounts of certain registered personnel and employees of registered brokers and dealers, their spouses, children, grandchildren and parents, in accordance with the internal policies of the employing broker or dealer;

- State and local government entities that are prohibited from paying mutual fund sales charges;

- Owners of private accounts invested in real estate securities managed by the Adviser or Sub-Adviser, who either (i) purchase Fund shares within one year of the Fund's inception or (ii) in the Adviser's or Sub-Adviser's sole discretion, are no longer eligible for separate account management by the Adviser or Sub-Adviser. In either case, such owners must liquidate their private account(s) and purchase Fund shares with the proceeds within 90 days of the liquidation.

- "Wrap accounts" for the benefit of clients of registered broker-dealers having sales or service agreements with the Distributor;

-        Registered investment companies;

- Trust companies investing $1 million or more for common trust or collective investment funds;

- Trustees and officers of the Fund, employees of and counsel for the Adviser, Sub-Adviser and their affiliates, and their spouses, children, grandchildren and parents, in accordance with the internal policies and procedures of their respective employers; and

- Private partnerships managed by the Adviser, Sub-Adviser, or their affiliates.

You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Letter of Intent," as described in "Reduced Sales Charges" in the Fund's Statement of Additional Information.

                   DISTRIBUTION AND SERVICE FEES (12B-1 PLAN)

The Fund has adopted a 12b-1 Plan for its Class A shares under which the Fund may pay up to 0.25% of the average daily net assets attributable to Class A shares for certain service and distribution expenses incurred by this class of shares. (This type of plan is named after the rule under the securities laws which permits it.) Because 12b-1 Plan fees paid by the Fund are an ongoing expense, they will increase the cost of a Fund investment, and over time, may cost an investor more than other types of sales charges.

To open an account or buy additional shares from the Fund, just follow these steps:

---------------------------------------------------------    ---------------------------------------------------------
                   TO OPEN AN ACCOUNT                                     TO ADD TO AN EXISTING ACCOUNT
---------------------------------------------------------    ---------------------------------------------------------

BY MAIL:                                                     BY MAIL:
-   Complete and sign the account application or an IRA      -   Complete the investment slip that is included in
    application.  If you do not complete the                     your account statement, and write your account
    application properly, your purchase may be delayed           number on your check.
    or rejected.






-   Make your check payable to "Lend Lease Funds."  The      -   If you no longer have your investment slip, please
    Fund does not accept cash, third number party                reference your name, account and address on your
    checks, travelers checks or checks drawn on banks            check.
    outside the U.S.
-   For IRA accounts, please specify the year for which      -   Make your check payable to "Lend Lease Funds."
    the contribution is made.

---------------------------------------------------------    ---------------------------------------------------------

MAIL YOUR APPLICATION AND CHECK TO:                          MAIL THE SLIP AND THE CHECK TO:
Lend Lease European Real Estate Securities Fund              Lend Lease European Real Estate Securities Fund
P.O. Box 1192                                                P.O. Box 1192
Milwaukee, WI 53201-1192                                     Milwaukee, WI 53201-1192

---------------------------------------------------------    ---------------------------------------------------------

BY OVERNIGHT COURIER, SEND TO:
Lend Lease European Real Estate Securities Fund
803 West Michigan Street, Suite A
Milwaukee, WI 53233-2301

---------------------------------------------------------    ---------------------------------------------------------
BY TELEPHONE:                                                BY TELEPHONE:
You may not make your initial purchase by telephone.         -   You automatically have the privilege to purchase
                                                                 additional shares by telephone unless you have
                                                                 declined this service on your account application.
                                                                 You may call 1-877-LND-LEAS (1-877-563-5327) to
                                                                 purchase shares for an existing account.

                                                             Investments made by electronic funds transfer must be in
                                                             amounts of at least $250 and not greater than $20,000.

---------------------------------------------------------    ---------------------------------------------------------





BY WIRE:                                                     BY WIRE:
-   To purchase shares by wire, the Fund must have           Send your investment to Lend Lease European Real Estate
    received a completed application and issued an           Securities Fund by following the instructions listed in
    account number to you.  Call 1-877-LND-LEAS              the column to the left.
    (1-877-563-5327) for instructions prior to wiring
    the funds.

-   Send your investment to Lend Lease European Real
    Estate Securities Fund with these instructions:
    UMB Bank, n.a.
    ABA # 101000695 For Credit to Lend Lease Funds
    A/C # 9870983966
    For further credit to: investor account number;
    name(s) of investor(s); SSN or TIN; name and class of Fund



If your purchase request is received by the Fund, broker-dealer or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that the Fund has received your properly completed, signed application, your payment, and any supporting legal documentation that may be required. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed application, the wired funds and all required information is provided in the wire instructions.

ADDITIONAL PURCHASE INFORMATION.

-        The Fund does not issue certificates for shares.

- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

- You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.

-        The Fund is only offered and sold to residents of the United States.
         Your application will be accepted only if it contains a U.S. address. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

- The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list "Power of Attorney" or "POA" in the registration section.

- Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS. In addition to purchasing shares from the Fund, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Fund offers.

                               HOW TO SELL SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss.

HOW TO SELL SHARES

      BY MAIL:

      - Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.
      - Sign the request exactly as the shares are registered. All registered owners must sign.
      - Include a signature guarantee, if necessary (see "Signature Guarantees," below),

      MAIL YOUR REQUEST TO:

               Lend Lease European Real Estate Securities Fund
               P.O. Box 1192
               Milwaukee, WI 53201-1192

      BY OVERNIGHT COURIER, SEND TO:


               Lend Lease European Real Estate Securities Fund
               803 West Michigan Street, Suite A
               Milwaukee, WI 53233-2301

         BY TELEPHONE:

         - You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.
         -        Call 1-877-LND-LEAS (1-877-563-5327), between 8:00 a.m. and
                  8:00 p.m. Eastern time. You may redeem as little as $1,000 and as much as $20,000 by telephone.
         - Telephone redemptions are not available for retirement plan accounts.

         BY WIRE:

         - If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds for Class A shares.
         - If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

Redemption requests received in good order before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Good order" means that for redemptions, you have included all required information and documentation along with any required signature guarantees. Redemption requests sent by facsimile will not be honored.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-LND-LEAS (1-877-563-5327).


                        ADDITIONAL REDEMPTION INFORMATION


- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

- If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds. (The Fund charges $15 for a redemption from an IRA account.)

- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

- The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.

- If the amount you redeem is large enough to affect the Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

REDEMPTION FEE. If you redeem your Class A shares prior to the 366th day after your purchase, you will be subject to a redemption fee of 1.0%. The redemption fee is based on the net asset value of the shares on the redemption date. The Fund will not impose a redemption fee on shares purchased through reinvestment of dividends or distributions. The Fund also charges a $10 fee for redemptions made by wire and a $15 fee for redemptions from retirement accounts.

When you redeem your shares, your redemption request is processed to minimize the amount of redemption fee that is payable. The Fund first redeems those shares that are not subject to a redemption fee (e.g., shares acquired through reinvestment of dividends or distributions), and then redeems those that have been held the longest.

The redemption fee is remitted to the Fund, to offset the brokerage and other costs associated with short-term trading.

REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Fund may accept redemption requests only from that provider.

TELEPHONE TRANSACTIONS

- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods. If you are unable to reach the Fund by telephone, please send your redemption request via overnight courier at the address provided above.

- The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

-        to change ownership on your account;
- to send redemption proceeds to a different address than is currently on the account;
-        to have the proceeds paid to someone other than the account's owner;

- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;
- if a change of address request has been received by the transfer agent within the last 30 days; or
-        if your redemption is for more than $20,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.


SMALL ACCOUNTS. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption leaves your account balance below $8,000 for Class A shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $8,000 for Class A shares or to renew your automatic investment plan. This provision does not apply to retirement plan accounts or UGMA/UTMA accounts.


                         MAKING CHANGES TO YOUR ACCOUNT

You may call or write the Fund to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send the Fund a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.


Address changes. The easiest way to notify the Fund is to return the stub from a recent confirmation or statement. You can also call 1-877-LND-LEAS (1-877-563-5327) with any changes.


Transfer of account ownership. Send the Fund a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Social Security or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call us at 1-877-LND-LEAS (1-877-563-5327) to determine what additional documents are required.

                          SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS


The Fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-877-LND-LEAS (1-877-563-5327). You should consult with your legal and/or tax adviser before you establish a retirement account.

The Fund currently offers the following kinds of retirement accounts:
-     Traditional IRA (including spousal IRA)
-     "Rollover" IRA
-     Roth IRA
-     SEP-IRA

-     Simple IRA

The Fund is also available for investment by other retirement plans. Please call 1-877-LND-LEAS (1-877-563-5327) for additional information.

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your Fund account and bank account. You will receive the NAV next calculated after receipt of your funds, which typically takes 2 to 3 days. There is no charge to you for this procedure. The Fund requires 10 business days to verify your bank information before initiating this privilege. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-877-LND-LEAS (1-877-563-5327).

AUTOMATED TELEPHONE SERVICE


The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, latest dividend distribution), and market commentary from the Fund's management team. To access the automated system, please call 1-877-LND-LEAS (1-877-563-5327).


AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $5,000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on any of the following days: the 5th, 10th, 15th, 20th, 25th or last day of each month.

There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate your automatic investment plan at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-877-LND-LEAS (1-877-563-5327) for assistance.

                          OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy or sell Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


Quarterly and annual statements. You will receive a quarterly statement providing year-to-date information, including all distributions, purchases and redemptions of Fund shares. Your December statement will include a listing of all transactions for the entire year.


Semi-annual and annual reports. The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Fund sends all shareholders a new prospectus. Please read the prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing any shares you sold during the year.

Form 1099R. If you received a distribution from an IRA account during the year, you will receive a Form 1099R.

Form 5498. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Fund may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase and redemption orders on the Fund's behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled and the financial services agent held responsible for any resulting fees or losses.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Fund will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash on your account application. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. The Fund intends to pay dividends quarterly. A capital gain is the increase in the value of a security that the Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term. The tax status of any capital gains distribution is determined by how long the Fund held the underlying security that was sold, rather than how long you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. The Fund intends to pay capital gains annually, usually in December.





Buying a dividend. Unless you invest through a tax-deferred retirement account (such as an IRA), it is generally not to your advantage to buy shares of the Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend may cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check the Fund's proposed distribution schedule before you invest by calling 1-877-LND-LEAS (1-877-563-5327).


TAXES


You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of the Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gains are taxable to you as long-term capital gains.

If you sell your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

                                     [LOGO]

                 LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

TRUSTEES
Susan J. Lloyd-Hurwitz, Chairman
Hubbard R. Garber
William J. Klipp
Kevin Malone
Michael A. Torres

FUND DISTRIBUTOR
Sunstone Distribution Services, LLC
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301

TRANSFER AGENT
Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301

CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106


LEGAL COUNSEL
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA 02109

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

For More Information

         Additional information about the Fund, including the Fund's Statement of Additional Information, is available to you free upon request. The Statement of Additional Information is incorporated by reference into (is legally part of) this Prospectus.

         By Telephone:     Call 1-877-LND-LEAS (1-877-563-5327)

         By Mail:          Write to:        LEND LEASE FUNDS
                                            P.O. Box 1192
                                            Milwaukee, Wisconsin
                                            53201-1192

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9679.

                                LEND LEASE FUNDS
                         LEND LEASE EUROPEAN REAL ESTATE
                                 SECURITIES FUND
                           CLASS K AND CLASS Y SHARES

                              ---------------------

                                   PROSPECTUS


                  October 1, 2000 as amended December 15, 2000



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                                            Page
KEY INFORMATION ABOUT THE FUND                                                                              1
         Investment Objective                                                                               1
         Principal Investment Strategy                                                                      1
         Principal Risk Factors                                                                             4
FUND PERFORMANCE                                                                                            5
FEES AND EXPENSES OF THE FUND                                                                               5
         Shareholder Fees                                                                                   5
         Fees and Expenses                                                                                  5
         Example                                                                                            7
OTHER INFORMATION REGARDING INVESTMENT PRACTICES                                                            7
         Companies Principally Engaged in the Real Estate Industry                                          7
         European Companies                                                                                 8
         Equity Securities                                                                                  8
         Restricted Securities                                                                              8
         Temporary Defensive Investing                                                                      8
INVESTMENT MANAGEMENT                                                                                       8
         Lend Lease Real Estate Investments and Lend Lease Houlihan Rovers                                  8
         Portfolio Managers                                                                                 9
BUYING, SELLING AND EXCHANGING SHARES                                                                       10
         Before You Invest                                                                                  10
         How to Purchase Shares                                                                             12
         Additional Purchase Information                                                                    14
         How to Sell Shares                                                                                 15
         Telephone Transactions                                                                             17
MAKING CHANGES TO YOUR ACCOUNT                                                                              18
SPECIAL FEATURES AND SERVICES                                                                               19
         Retirement Account Options                                                                         19
         ACH Transactions                                                                                   19
         Automated Telephone Service                                                                        19
         Automatic Investment Plan                                                                          20
OTHER SHAREHOLDER INFORMATION                                                                               20
         Shareholder Communications                                                                         20
         Transactions Through Financial Services Agents and Sub-Agent                                       21
         Distribution and Service Fees - Class K Shares (12b-1 Plan)                                        21
DIVIDENDS, DISTRIBUTIONS AND TAXES                                                                          21
         Dividends and Distributions                                                                        21
         Taxes                                                                                              22

                         KEY INFORMATION ABOUT THE FUND

This Prospectus contains important information for anyone interested in investing in the Class K or Class Y shares of LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND (the "Fund"), a series of Lend Lease Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

                              INVESTMENT OBJECTIVE

The Fund's objective is total return from a combination of dividend income and long-term growth by investing principally in real estate securities.

                          PRINCIPAL INVESTMENT STRATEGY


The Fund seeks to achieve its objective by investing at least 85% of its assets in equity securities of European companies principally engaged in the real estate industry.

         - The Fund expects to focus on the countries that comprise the European Union (the EU) which currently includes Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in the emerging markets of Europe including the Czech Republic, Greece, Hungary, Turkey and Poland.

Lend Lease Houlihan Rovers S.A. ("Lend Lease Houlihan Rovers" or the "Sub-Adviser") manages the Fund's day to day investment activity. The Sub-Adviser takes a primarily bottom up approach to selecting securities for the Fund's portfolio. It first measures each security under consideration for the Fund according to various quantitative parameters, such as the company's cash flow, market value, book value and earnings, relying primarily on proprietary quantitative models and estimates of the value of company assets in the private real estate market. The Sub-Adviser then considers its evaluation of other relevant factors, such as the company's strategic objectives, the strength of the company's management and the company's risk profile. After adjusting for these factors, the Sub-Adviser then uses a security's parameters to rank it against other securities in the Fund's investment universe. This ranking, which is revised weekly, forms the basis for security selection. The Sub-Adviser also evaluates market sentiment as a secondary consideration in making investment decisions.

The Fund currently expects its investments to be primarily in companies contained in the European portion (the "Europe Sub-Index") of the Salomon Smith Barney World Equity Property Index. These companies include those with large, medium and small equity market capitalizations with the majority having capitalizations below $1 billion.

         - The Europe Sub-Index is an unmanaged securities index designed to measure the performance of publicly traded European real estate companies. The composition of the Europe Sub-Index is determined by Salomon Smith Barney Incorporated and includes real estate companies representing a variety of property types. As of December 31, 1999, the Europe Sub-Index included 104 securities with a total equity market capitalization of approximately $84.4 billion.

Under normal circumstances, the Fund's portfolio turnover is not expected to exceed 80% per year.

                             PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund are the risks generally associated with investing in stocks and the risks specific to investing in the real estate industry and investing in Europe. Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. The Fund's share price will fluctuate, and it is possible to lose money by investing in the Fund.


         - RISKS OF INVESTING IN STOCKS. A company's stock price may fluctuate due to circumstances unique to that company. For example, a company's business prospects may affect its stock price. If investors believe the company's business prospects are good, they will generally be willing to pay higher prices for its stock. If these expectations are not met, or if expectations are lowered, the price of the securities will tend to drop. A stock's price will also tend to rise and fall as a result of investors' perceptions of the market as a whole. In other words, the value of the Fund's investments traded on a particular stock market is likely to decrease in value if that stock market experiences a decline. The increase or decrease in the value of the Fund's investments in response to this phenomenon may be proportionally more or less than the increase or decrease in the value of the market. The share prices of stock issued by medium capitalization issuers will generally fluctuate more than those of large capitalization issuers, and the share price of small capitalization issuers will generally fluctuate more than those of medium and large capitalization issuers. To the extent the Fund invests in small and medium capitalization issuers, the Fund's share price may be more volatile than if the Fund restricted its portfolio to large capitalization issuers.


         - RISKS OF THE REAL ESTATE INDUSTRY. The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws which could negatively affect their value.

         - RISKS OF FOREIGN INVESTING. Investing in foreign securities involves special risks and costs in addition to those inherent in U.S. investments. Additional risks include foreign currency exchange rate fluctuations; political, economic or social instability; the possibility of expropriation, confiscatory taxation or withholding on dividends and capital gains; limitations on the removal of assets; adverse changes in investment or exchange control regulations; unfavorable diplomatic developments; and trading, settlement, custodial and other operational risks. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements like those applicable to U.S. companies, and many foreign markets have less stringent investor protection and disclosure standards than those in the U.S. Because of these and other factors, the value of securities of foreign companies acquired by the Fund may fluctuate more than those of securities of domestic companies. To the extent the Fund invests in emerging markets, these risks are magnified because emerging markets tend to be subject to greater social, economic, regulatory and political uncertainty. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

         - RISKS OF INVESTING IN EUROPE. Most developed countries in Western Europe are members of the EU. Many are also members of the European Monetary Union (EMU) which is implementing a single European currency. Membership in the EMU requires compliance with various restrictions on inflation, national debt levels and deficits. Compliance with the requirements for admission to the EU and EMU and for maintaining membership in these organizations can significantly affect the subject countries and the countries with which they have economic and business ties.

         - INDUSTRY CONCENTRATION. Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain industries and investment approaches may fall in and out of favor. If the market does not currently favor the real estate industry or the Fund's investment approach, the Fund's gains may not be as big or its losses may be bigger than other equity funds investing in different industries or using different investment approaches.

         - NON-DIVERSIFIED STATUS. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the Fund may be more susceptible to negative developments affecting a single issuer.


                                FUND PERFORMANCE

Because the Fund is new and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain the Fund's performance information after its first full calendar quarter of operations, call 1-877-LND-LEAS (1-877-563-5327).

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                           CLASS K AND CLASS Y SHARES

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)                               None
Maximum Deferred Sales Charge (Load)                                   None
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends and Other Distributions                                     None
Redemption Fee                                                         None
Exchange Fee                                                           None

FEES AND EXPENSES

CLASS K SHARES


Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fee*                                                        0.80%
Distribution and Service (12b-1) Fees                                  0.25%
Other Expenses**                                                       1.64%
Total Annual Fund Operating Expenses***                                2.69%
Fee Waivers and/or Expense Reimbursement                               1.29%
Net Expenses                                                           1.40%

  * Management Fee includes fees paid to Lend Lease Real Estate Investments, Inc., the Fund's investment adviser ("Adviser") and the Sub-Adviser.

 ** Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.

*** The Adviser and the Sub-Adviser have contractually agreed to limit the Total Annual Fund Operating Expenses of Class K shares to 1.40% through January 31, 2002, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions.



CLASS Y SHARES


Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fee*                                                                 0.80%

Distribution and Service (12b-1) Fees                                           None
Other Expenses**                                                                1.55%
Total Annual Fund Operating Expenses***                                         2.35%
Fee Waiver and/or Expense Reimbursement                                         1.25%
Net Expenses                                                                    1.10%

  * The Management Fee includes the fees paid to both the Adviser and the Sub-Adviser.

 ** Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.

*** The Adviser and the Sub-Adviser have contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares to 1.10% through January 31, 2002, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions.


                                     EXAMPLE

The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be+:


                                    1 Year                    3 Years

                  Class K            $143                      $697
                  Class Y            $112                      $598



+ The Example reflects the impact of the Fund's contractual expense limitation for the initial thirteen and a half (13 1/2) month period covered by the Example.


                OTHER INFORMATION REGARDING INVESTMENT PRACTICES



The following definitions provide you with further information regarding the Fund's principal investment strategy of investing in equity securities of European companies principally engaged in the real estate industry:


         COMPANIES PRINCIPALLY ENGAGED IN THE REAL ESTATE INDUSTRY. The Fund may invest in a variety of different types companies or issuers in the real estate industry. These include real estate operating companies, companies that invest in interests in real estate, real estate developers and brokers, companies with substantial real estate holdings (such as hotel companies and land-holding companies), as well as companies whose products and services are significantly related to the real estate industry such as building supply manufacturers and financial institutions that derive the majority of their income from real estate related activities. For purposes of its investment policies, the Fund considers a company to be principally engaged in the real estate industry if the Fund's Sub-Adviser determines that the company (i) derives at least 50% of its revenues or profits from the ownership, renting, leasing, construction, management, development, financing or sale of commercial, industrial and residential real estate or related interests or (ii) has at least 50% of the value of its assets invested in commercial, industrial and residential real estate.

         EUROPEAN COMPANIES. The Fund considers the following types of companies to be European companies:

         -    companies organized under the laws of a European country;

         - companies with their principal offices located in a European country;

         -    companies whose stock is traded principally on European exchanges;
              and

         - companies that earn 50% or more of their total business revenues from Europe or have 50% or more of their assets in European countries.

         EQUITY SECURITIES. The Fund's investments will be primarily in equity securities which include common stock, preferred stock, partnership interests and other instruments evidencing an ownership interest in the issuer as well as rights, warrants and securities convertible into equity securities.


The following investments and investment practices are not part of the Fund's principal investment strategy, nut may nonetheless play a role in the Fund's portfolio.


         RESTRICTED AND ILLIQUID SECURITIES. The Fund may purchase securities which are illiquid or subject to restrictions on resale. Any security whose resale is restricted can be difficult to sell at a desired time and price. Owning a large percentage of illiquid or restricted securities could hamper the Fund's ability to raise cash to meet redemptions. Also, in the absence of an established securities market, the Fund may have to estimate the value of any illiquid and restricted securities it holds which adds a subjective element to valuation of the Fund.

         TEMPORARY DEFENSIVE INVESTING. During unusual market conditions, the Fund may place up to 100% of its total assets in cash or quality short-term debt securities including repurchase agreements. Defensive investing may prevent the Fund from achieving its investment objective.

                              INVESTMENT MANAGEMENT

LEND LEASE REAL ESTATE INVESTMENTS AND LEND LEASE HOULIHAN ROVERS S.A


Lend Lease Real Estate Investments, Inc. (the Adviser), Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326, is the Fund's Adviser. The Adviser is a wholly-owned subsidiary of Lend Lease Corporation Limited, an integrated real estate funds management and services company listed on the Australian and New Zealand stock exchanges. The Adviser is a full-service real estate investment advisor with substantial experience in investing and managing commercial real estate assets for institutional lenders and owners. As of June 30, 2000, the Adviser managed approximately $41 billion in U.S. assets on behalf of its clients and investors in its funds, which include a wide variety of public and corporate pension funds, insurance companies, endowments, foundations and foreign institutions. The Adviser ranks as a leading advisor to pension funds regarding investments in U.S. real estate. The Adviser is co-headquartered in New York, New York and Atlanta, Georgia.

Lend Lease Houlihan Rovers S.A. (the Sub-Adviser), Chaussee de la Hulpe 166, 1170 Brussels, Belgium, is responsible for the day to day management of the Fund's investment program. Lend Lease Houlihan Rovers is a real estate investment management company founded in February 2000 by Joseph Houlihan, Gerios Rovers and an affiliate of the Adviser that owns a controlling interest in the Sub-Adviser. Lend Lease Houlihan Rovers is a research driven investment management firm with a focus on managing assets principally on behalf of institutional investors.

The Fund pays an annual fee of 0.80% of its average daily net assets for the services provided by the Adviser and the Sub-Adviser.

The Adviser and Sub-Adviser have contractually agreed to limit the total operating expenses of the Fund's Class K and Class Y shares to 1.40% and 1.10% of each Class' respective average daily net assets through January 31, 2002. After that date, each expense limitation will renew for one year periods if certain conditions are met. With respect to each waiver or reimbursement in connection with maintaining an expense limitation, the Fund is obligated to repay the amount waived or reimbursed to the extent that repayment would not cause the Fund's total operating expenses for the year in which the repayment is made to exceed 1.40% and 1.10% of the Fund's average daily net assets for Class K and Class Y shares, respectively. The Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement.


                               PORTFOLIO MANAGERS

The Fund is managed by a portfolio management team that consists of W. Joseph Houlihan and Gerios J.M. Rovers. They are responsible for the day to day management of the Fund and the selection of the Fund's investments.

W. JOSEPH HOULIHAN is a Managing Director of the Sub-Adviser. In this capacity, he shares responsibility with Mr. Rovers for oversight of all research and investment activities and for developing client relationships. Prior to founding the Sub-Adviser with Mr. Rovers and an affiliate of the Adviser in February 2000, Mr. Houlihan spent 2 1/2 years at Security Capital Global Capital Management Group (Europe) S.A. ("SC GCMG (Europe)") as Managing Director. SC GCMG (Europe) provided European real estate securities management services to institutional investors and a mutual fund. Prior to joining SC GCMG (Europe), Mr. Houlihan spent 18 years at GIM Algemeen Vermogensbeheer, a Dutch investment management company, as Executive Vice President and Director. There he specialized in global negotiable and non-negotiable real estate investments and developed GIM's real estate securities investment process and client base. Prior to joining GIM, Mr. Houlihan was a Vice President at John G. Wood and Associates, a diversified real estate development and investment company, and with Chase Manhattan Bank's trust department. Mr. Houlihan has over 20 years of experience in researching and managing real estate securities. He received his M.B.A. from the University of Leuven, Belgium and his B.S. from New York University. Mr. Houlihan is based in Brussels, Belgium.

GERIOS J.M. ROVERS is a Managing Director of the Sub-Adviser. In this capacity, he shares responsibility with Mr. Houlihan for oversight of all research and investment activities and for developing client relationships. Prior to founding the Sub-Adviser with Mr. Houlihan and an affiliate of the Adviser in February 2000, Mr. Rovers spent 2 1/2 years as a Vice President at Security Capital Global Capital Management Group (Europe) S.A. where he was responsible for the development and implementation of portfolio strategies. Prior to joining Security Capital in 1997, Mr. Rovers was an Associate Director of GIM Algemeen Vermogensbeheer, a Dutch investment management company, where he managed global real estate securities portfolios for domestic and foreign clients. Mr. Rovers has over 10 years of experience in managing global real estate securities. Mr. Rovers received his degree from the University of Tilburg in the Netherlands. Mr. Rovers is based in Brussels, Belgium.


                            BUYING AND SELLING SHARES


BEFORE YOU INVEST

AVAILABLE SHARE CLASSES. The Fund offers investors three different classes of shares - Class A, Class K and Class Y. Class K and Class Y shares are discussed in this prospectus. Class A shares are not currently offered. The different classes represent investments in the same portfolio of securities, but each class has different expenses and will likely have different share prices. When you buy shares, remember to specify the class of shares you want to buy.

- Class K Shares. If you buy Class K shares, you will not pay an up-front sales charge or "load", nor will you be subject to a redemption charge. Your Class K shares will, however, be subject to a Distribution and Service Fee. See "Distribution and Service Fee (12b-1 Plan)" for further information.

- Class Y Shares. If you buy Class Y shares, you will not pay an up-front sales charge or "load", nor will you be subject to a redemption charge.

ACCOUNT REGISTRATION. When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:

- Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

- Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

- Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

- Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

- IRA's and other tax deferred accounts. The Fund offers a variety of retirement accounts for individuals and institutions. Please refer to "Retirement Account Options" below, for more information about these types of accounts.

ACCOUNT MINIMUMS. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Fund may waive the minimum investment amounts at any time.

Type of Account                     Initial Minimum Purchase     Additional Minimum
                                                                     Purchase

Regular (Individual, joint,         Class K       Class Y      Class K      Class Y
business or trust)                  $10,000       $250,000     $250         $10,000

IRA (including spousal,             Class K       Class Y      Class K      Class Y
Roth and SEP)                       $1,000        $250,000     $250         $10,000

Gifts to Minors                     Class K       Class Y      Class K      Class Y
(UTMA/UGMA)                         $10,000       $250,000     $250         $10,000

Automatic Investment Plan           Class K       Class Y      Class K      Class Y
                                    $5,000           *         $250            *

* The Automatic Investment Plan is not available for Class Y shares of the Fund.


DETERMINING YOUR SHARE PRICE. The price at which you purchase and sell the Fund's shares is called the Fund's net asset value ("NAV") per share. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The Fund does not calculate NAV on days the Exchange is closed (including national holidays and Good Friday). NAV is determined separately for each class of shares. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Fund or other financial intermediary with the authority to accept orders on the Fund's behalf.

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations to price a security. If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Fund's board of trustees. The Fund may use pricing services to assist in the determination of market value.

                             HOW TO PURCHASE SHARES

You can buy shares directly from the Fund or through a Registered Investment Adviser, a broker-dealer or other institution that the Fund has authorized to sell shares.

CLASS K SHARES. Class K shares are sold at net asset value per share without an initial sales charge.

CLASS Y SHARES. Class Y shares are sold at net asset value per share without an initial sales charge.

To open an account or buy additional shares from the Fund, just follow these steps:

TO OPEN AN ACCOUNT

BY MAIL:

- Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

- Make your check payable to "Lend Lease Funds." The Fund does not accept cash, third party checks, travelers checks or checks drawn on banks outside the U.S.

Mail application and check to:

Lend Lease European Real Estate Securities Fund
P.O. Box 1192
Milwaukee, WI 53201-1192


By overnight courier, send to:
Lend Lease European Real Estate Securities Fund
803 West Michigan Street, Suite A
Milwaukee, WI 53233-2301


BY TELEPHONE

You may not make your initial purchase by telephone.

BY WIRE

- To purchase shares by wire, the Fund must have received a completed application and issued an account number to you. Call 1-877-LND-LEAS (1-877-563-5327) for instructions prior to wiring the funds.

- Send your investment to Lend Lease European Real Estate Securities Fund with these instructions.

         UMB Bank, n.a.
         ABA # 101000695
         For Credit to Lend Lease Funds
         A/C # 9870983966

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name and class of Fund

TO ADD TO AN EXISTING ACCOUNT

BY MAIL:

- Complete the investment slip that is included in your account statement, and write your account number on your check.

- If you no longer have your investment slip, please reference your name, account number and address on your check.

-        Make your check payable to "Lend Lease Funds."

Mail the slip and the check to:

Lend Lease European Real Estate Securities Fund
P.O. Box 1192
Milwaukee, WI 53201-1192

BY TELEPHONE:

- You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-877-LND-LEAS (1-877-563-5327) to purchase shares for an existing account.

- Investments made by electronic funds transfer must be in amounts of at least $250 and not greater than $20,000.

BY WIRE:

Send your investment to Lend Lease European Real Estate Securities Fund by following the instructions listed above.

If your purchase request is received by the Fund, broker-dealer or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that the Fund has received your properly completed, signed application, your payment, and any supporting legal documentation that may be required. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed application, the wired funds and all required information is provided in the wire instructions.

ADDITIONAL PURCHASE INFORMATION

-        The Fund does not issue certificates for shares.

- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

- You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.

-        The Fund is only offered and sold to residents of the United States.
         Your application will be accepted only if it contains a U.S. address. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

- The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list "Power of Attorney" or "POA" in the registration section.

- Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS. In addition to purchasing shares from the Fund, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Fund offers.

                               HOW TO SELL SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss.

HOW TO SELL SHARES

BY MAIL:

- Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.

- Sign the request exactly as the shares are registered. All registered owners must sign.

-        Include a signature guarantee, if necessary (see "Signature
         Guarantees," below).

Mail your request to:

Lend Lease European Real Estate Securities Fund
P.O. Box 1192
Milwaukee, WI  53201-1192


By overnight courier, send to:
Lend Lease European Real Estate Securities Fund
803 West Michigan Street, Suite A
Milwaukee, WI  53233


BY TELEPHONE:

- You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

-        Call 1-877-LND-LEAS (1-877-563-5327), between 8:00 a.m. and 8:00 p.m.
         Eastern time. You may redeem as little as $1,000 and as much as $20,000 by telephone.

-        Telephone redemptions are not available for retirement plan accounts.

BY WIRE:


- If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds for Class K or Y shares.


- If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

Redemption requests received in good order before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Good order" means that for redemptions, you have included all required information and documentation along with any required signature guarantees. Redemption requests sent by facsimile will not be honored.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-LND-LEAS (1-877-563-5327).

ADDITIONAL REDEMPTION PROVISIONS

- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

- If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds. (The Fund charges $15 for a redemption from an IRA account.)

- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

- The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.

- If the amount you redeem is large enough to affect the Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Fund may accept redemption requests only from that provider.

TELEPHONE TRANSACTIONS

- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods. If you are unable to reach the Fund by telephone, please send your redemption request via overnight courier at the address provided above.

- The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

-        to change ownership on your account;

- to send redemption proceeds to a different address than is currently on the account;

-        to have the proceeds paid to someone other than the account's owner;

- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

- if a change of address request has been received by the transfer agent within the last 30 days; or

-        if your redemption is for more than $20,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.


SMALL ACCOUNTS. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption leaves your account balance below $8,000 for Class K shares or $200,000 for Class Y shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $8,000 for Class A shares or $200,000 for Class Y shares or to renew your automatic investment plan. This provision does not apply to retirement plan accounts or to UGMA/UTMA accounts.


                         MAKING CHANGES TO YOUR ACCOUNT

You may call or write the Fund to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send the Fund a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

ADDRESS CHANGES. The easiest way to notify the Fund is to return the stub from a recent confirmation or statement. You can also call 1-877-LND-LEAS (1-877-563-5327) with any changes.

TRANSFER OF ACCOUNT OWNERSHIP. Send the Fund a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Social Security or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call us at 1-877-LND-LEAS (1-877-563-5327) to determine what additional documents are required.

                          SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-877-LND-LEAS (1-877-563-5327). You should consult with your legal and/or tax advisor before you establish a retirement account.


The Fund currently offers the following kinds of retirement accounts:

-        Traditional IRA (including spousal IRA)

-        "Rollover" IRA

-        Roth IRA

-        SEP IRA

-        Simple IRA

The Fund is also available for investment by other retirement plans. Please call 1-877-LND-LEAS (1-877-563-5327) for additional information.

ACH TRANSACTIONS


If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your Fund account and bank account. You will receive the NAV next calculated after receipt of your funds, which typically takes 2 to 3 days. There is no charge to you for this procedure. The Fund requires 10 business days to verify your bank information before initiating this privilege. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-877-LND-LEAS (1-877-563-5327).

AUTOMATED TELEPHONE SERVICE


The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, latest dividend distribution), and market commentary from the Adviser's management team. To access the automated system, please call 1-877-LND-LEAS (1-877-563-5327).


AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $5,000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on any of the following days: the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate your automatic investment plan at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-877-LND-LEAS (1-877-563-5327) for assistance.

                          OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS


CONFIRMATIONS. You will receive a confirmation each time you buy or sell Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement providing year-to-date information, including all distributions, purchases and redemptions of Fund shares. Your December statement will include a listing of all transactions for the entire year.


SEMI-ANNUAL AND ANNUAL REPORTS. The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.


PROSPECTUS. Each year, the Fund sends all shareholders a new prospectus. Please read the prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing any shares you sold during the year.

FORM 1099R. If you received a distribution from an IRA account during the year, you will receive a Form 1099R.

FORM 5498. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

          TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS


The Fund may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase and redemption orders on the Fund's behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.


                 DISTRIBUTION AND SERVICE FEES - CLASS K SHARES
                                  (12b-1 Plan)

The Fund has adopted a 12b-1 Plan for its Class K shares under which the Fund may pay up to 0.25% of the average daily net assets attributable to Class K shares for certain service and distribution expenses incurred by this class of shares. (This type of plan is named after the rule under the securities laws which permits it.) Because 12b-1 Plan fees paid by the Fund are an ongoing expense, they will increase the cost of an investment in Class K shares, and over time, may cost an investor in Class K shares more than other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Fund will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash on your account application. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record. A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. The Fund intends to pay dividends quarterly. A capital gain is the increase in the value of a security that the Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term. The tax status of any capital gains distribution is determined by how long the Fund held the underlying security that was sold, rather than how long you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. The Fund intends to pay capital gains annually, usually in December.





BUYING A DIVIDEND. Unless you invest through a tax deferred retirement account (such as an IRA), it generally is not to your advantage to buy shares of the Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend may cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check the Fund's proposed distribution schedule before you invest by calling 1-877-LND-LEAS (1-877-563-5327).


TAXES


You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of the Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gains are taxable to you as long-term capital gains.

If you sell your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

Trustees

Susan J. Lloyd-Hurwitz, Chairman
Hubbard R. Garber
William J. Klipp
Kevin Malone
Michael A. Torres


Fund Distributor
Sunstone Distribution Services, LLC
803 West Michigan Street, Suite A
Milwaukee, WI  53233-2301

Transfer Agent
Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI  53233-2301

Custodian
UMB Bank, N.A.
928 Grand Boulevard
Kansas City, Missouri 64106


Legal Counsel
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA  02109

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

For More Information

Additional information about the Fund, including the Fund's Statement of Additional Information, is available to you free upon request. The Statement of Additional Information is incorporated by reference into (is legally part of) this Prospectus.

         Call:             1-877-LND-LEAS (1-877-563-5327)

         Or write to:      Lend Lease Funds
                           P.O. Box 1192

                           Milwaukee, WI  5320-1192





Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act Registration Number 811-9679.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       For

                                LEND LEASE FUNDS

                 Lend Lease European Real Estate Securities Fund




This Statement of Additional Information describes the Class A, Class K and Class Y shares of Lend Lease European Real Estate Securities Fund (the "Fund") and should be read in conjunction with the Prospectus dated October 1, 2000, as amended December 15, 2000 describing the class in which you intend to invest. One Prospectus describes the Fund's Class A shares which are not currently offered for sale; another describes the Fund's Class K and Class Y shares. This Statement of Additional Information is incorporated by reference in its entirety into each of these Prospectuses. Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the Fund based solely on the information contained herein. You may obtain copies of a Fund Prospectus without charge by calling 1-877-LND-LEAS (1-877-563-5327) or by writing to Lend Lease Funds, P.O. Box 1192, Milwaukee, Wisconsin 53201-1192.



This Statement of Additional Information is dated October 1, 2000, as amended December 15, 2000.

                                TABLE OF CONTENTS

                                                                                        Page
FUND ORGANIZATION                                                                        3
INVESTMENT POLICIES AND PRACTICES                                                        3
         Investment Restrictions                                                         3
         Investment Strategy and Risks                                                   4
MANAGEMENT OF THE FUND                                                                  16
         Trustees and Officers                                                          16
         Control Persons and Principal Holders of Securities                            19
INVESTMENT ADVISORY AND OTHER SERVICES                                                  19
         Adviser                                                                        19
         Sub-Adviser                                                                    20
         Administration and Fund Accounting                                             20
         Transfer Agent and Dividend-Paying Agent                                       21
         Custodian                                                                      21
         Distributor                                                                    22
         Legal Counsel                                                                  22
         Independent Accountants                                                        22
DISTRIBUTION OF SHARES                                                                  22
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                    23
THE TRUST                                                                               25
TAXES                                                                                   26
         General                                                                        26
         Distributions                                                                  27
         Disposition of Shares                                                          28
         Back-up Withholding                                                            28
         Foreign Taxes                                                                  28
         Other Taxation                                                                 28
PURCHASE, REDEMPTION AND PRICING OF SHARES                                              29
         Determination of Net Asset Value                                               29
         Reduced Sales Charges                                                          30
         Suspension of Redemptions                                                      30
         Redemptions in Kind                                                            30
PERFORMANCE INFORMATION                                                                 31
MISCELLANEOUS                                                                           33

                                FUND ORGANIZATION

Lend Lease Funds is a non-diversified, open-end, management investment company organized as a Delaware business trust on October 28, 1999 (the "Trust"). The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in series and classes. The Trust currently offers one series of shares, the Lend Lease European Real Estate Securities Fund (the "Fund").

                        INVESTMENT POLICIES AND PRACTICES

                             INVESTMENT RESTRICTIONS

Consistent with the Fund's investment objective, the Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset.

The Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund. Other policies and restrictions set forth in this Statement of Additional Information may be changed by the Trustees without shareholder approval consistent with applicable law.

The following seven numbered limitations are the Fund's fundamental investment restrictions on their entirety. Except as otherwise noted, the Fund may not:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act").

2. Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements,
     (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33% of the value of the Fund's total assets.

3. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry, except that the Fund will invest more than 25% of its total assets in the real estate industry.

4. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), by virtue of disposing of portfolio securities.

5. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest or deal in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Borrow money, except (i) in amounts not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) to the extent otherwise permitted by the Investment Company Act or any exemption therefrom granted by the SEC and (v) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

7. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies, or from investing in securities or other instruments backed by physical commodities).

                          INVESTMENT STRATEGY AND RISKS

The Prospectus describes the Fund's investment objective, as well as the principal investment strategy used to achieve that objective and the principal risks associated with such strategy. The following information supplements the discussion about the Fund set forth in the Prospectus under the heading "Key Information About the Fund" and "Other Information Regarding Investment Practices."

TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when it believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

NON-DIVERSIFICATION. The Fund is classified as a "non-diversified" Fund under the Investment Company Act, which means that the Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

PORTFOLIO TURNOVER RATE. The Fund intends to have a portfolio turnover rate below 80%. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund's portfolio are replaced in a one year period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Higher portfolio turnover rates result in correspondingly higher brokerage costs for the Fund. Although the existence of a higher portfolio turnover rate has no direct correlation to the tax liability of the Fund, sales of certain stocks will result in realized gains, and, possibly, in increased taxable distributions to shareholders.

U.S. GOVERNMENT OBLIGATIONS. For cash management purposes or as a temporary defensive measure, the Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by the Fund, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. Government. Some of the agencies are indirectly backed by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S. Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to the Fund itself.

FOREIGN SECURITIES: Investments in foreign securities involve special risks and costs in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation than securities of domestic companies.

Brokerage commissions, custodial services and other coasts relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due too settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security of, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Changes in foreign currency exchange rates will affect the value of the Fund's portfolio securities that are denominated or quoted in currencies other than the U.S. dollar, as well as the unrealized appreciation or depreciation of such investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments, government intervention, speculation, other economic and financial conditions and other factors.

EMERGING MARKETS. The economies of individual emerging market countries may differ favorably or unfavorably from developed country economies of the U.S. and Western Europe in terms of growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration of approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that have little or no proven credit rating or credit history. If such an issuer faces adverse financial conditions, the Fund may be subject to increased likelihood of losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries of the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

If the Fund invests in emerging markets, it may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult to evaluate the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned projects and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements, because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which the Fund invests may have limited holdings, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries or industry sectors and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

SPECIAL SITUATIONS. The Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situation that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest up to 15% of its net assets in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. The Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

The Board has delegated to the Sub-Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Sub-Adviser considers such factors as (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market, and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC"), including repurchase agreements maturing in more than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Fund's limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

In selecting convertible securities, the Fund will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

The Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

DEPOSITARY RECEIPTS. The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the investment policies, investment in ADRs, ADSs, GDRs and EDRs will be deemed to be an investment in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository represents a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund acquires securities (generally government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by a Fund custodian until they are repurchased. The Sub-Adviser evaluates the creditworthiness of repurchase agreement counterparties and takes steps that are reasonably designed to ensure that the Fund's repurchase agreements are fully collateralized.

The use of repurchase agreements nevertheless involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interests in the instruments it acquires. While the Fund acknowledges these risks, it is expected that they can be controlled through careful documentation and monitoring.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.


When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act, or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the

Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

HEDGING TRANSACTIONS. Derivatives, such as options, futures contracts and options on futures contracts enable the Fund to take both "short" positions (positions which reduce the Fund's exposure to a particular instrument or index) and "long" positions (positions which increase the Fund's exposure to a particular currency, instrument or index). The Fund may buy and sell options, futures contracts and options on futures contracts for hedging purposes (i) to protect against the effect of changes in market prices on the value of investments the Fund holds, intends to purchase or intends to sell or (ii) to permit a portion of its portfolio held in cash to perform as if invested in securities. The instruments underlying the Fund's futures and options positions may include, without limitation, securities, securities indices, commodities and currencies. The Fund may also take futures and options positions related to financial, commercial and other economic indicators such as interest rates. (This discussion refers to a derivative instrument's subject matter as the instrument's underlying asset.) The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.


The Fund is not required to enter into hedging transactions and will not do so unless deemed appropriate by the Sub-Adviser. Hedging transactions do not eliminate fluctuation in the underlying prices of securities held by the Fund. Additionally, although certain hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged Fund holding, at the same time, they tend to limit any potential gain which might result from an increase in the value of the aspect of holding that has been hedged.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to offset the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for currencies the Fund intends to hedge. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held by the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FUTURES CONTRACTS. Futures contracts are publicly traded contracts to buy or sell a commodity or an underlying instrument or group of instruments, e.g., a security or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract normally enables a buyer to participate in the market movement of the underlying asset after paying a transaction charge and posting margin in an amount typically equal to a percentage of the value of the asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

Initial margin differs from margin in securities transactions in that the former does not involve the borrowing of funds to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying asset has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker. If a liquid market exists, the Fund may choose to close a futures position prior to expiration by taking a position opposite to the one it holds.

For each futures contract the Fund enters, it will identify to the Trust's custodian assets equal to the face value of the futures contract for maintenance in a separate account to ensure that the use of such futures contracts is unleveraged. The Fund may also "cover" its futures positions using other means as permitted under applicable exchange and regulatory policies.

OPTIONS. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or short position, depending upon whether the Fund is the purchaser or writer (seller) of the option. A call option, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell upon exercise by the option holder, the underlying asset at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy upon exercise by the option holder, the underlying asset at the exercise price during the option period.

The purchaser of an option receives the opportunity to benefit from favorable movements in the price of the option's underlying asset while risking only the amount of the premium regardless of unfavorable movements in the price of the underlying asset. In general, a purchased put increases in value as the value of the underlying asset falls and a purchased call increases in value as the value of the underlying asset rises.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying asset if the other party to the option chooses to exercise it. The writer may seek to terminate its exposure to a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. If the value of the underlying asset remains unchanged over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the value of the underlying asset falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying asset directly, however, because the premium received for writing the option should offset the effects of the decline to some extent.

Writing a call option obligates the writer to deliver the option's underlying asset, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. At the same time, because a call writer must be prepared to deliver the underlying asset in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The Fund may engage in options on futures contracts. These options give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. When writing an option on a futures contract, the Fund will be required to make margin payments as described above for other types of futures contracts. The Fund's transactions in options are subject to applicable regulatory requirements regarding the segregation of assets to cover its positions.

LIMITATIONS AND RISKS OF DERIVATIVES. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading

Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The Fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

The Fund's ability to use derivatives effectively depends on the degree to which price movements in its holdings correlate with price movements of its derivatives positions. The Fund may invest in derivatives based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the derivatives position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying assets, even if the underlying assets match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying asset, and the time remaining until expiration of the contract, which may not affect securities prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities or currency markets, from structural differences in how options and futures and securities or currencies are traded, or from imposition of daily price fluctuation limits or trading halts. As a result of these factors, the Fund's futures and options positions may not perform as expected.

The market for a derivative instrument may also be less liquid than the market for its underlying asset. Some positions in futures and options may be closed out only on the exchange where they are traded, or in the case of over-the-counter options with the dealer that issued the option. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivatives strategies and might, in some cases, require the Fund to deposit additional cash to meet applicable margin requirements.

SHORT SALES. The Fund may seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

The Fund may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

Whenever the Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.


                             MANAGEMENT OF THE FUND

As a Delaware business trust, the business and affairs of the Fund are managed by its officers under the direction of its Board of Trustees. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Adviser and Sub-Adviser.


                              TRUSTEES AND OFFICERS

Information regarding the Board of Trustees and officers of the Fund, including their principal business occupations during at least the last five years, is set forth below. An asterisk appears next to the name of each Trustee who is an interested person of the Fund as defined by the Investment Company Act.



----------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL OCCUPATION DURING THE PAST
NAME, ADDRESS AND AGE                    POSITIONS HELD WITH THE FUND           FIVE YEARS
----------------------------------------------------------------------------------------------------------------------

Susan J. Lloyd-Hurwitz*                  Chairman of the Board, President       President, Lend Lease Rosen Real
1995 University Avenue                                                          Estate Securities LLC, an investment
Suite 550                                                                       advisory firm (1999-present); CEO,
Berkeley, CA 94704                                                              Rosen Consulting Group, LLC (1999 -
DOB: 2/15/67                                                                    present); Senior Vice President
                                                                                (1997-1999), Principal
                                                                                (1999-present) Lend Lease Real
                                                                                Estate Investments, Inc.; Portfolio
                                                                                Manager, General Property Trust
                                                                                (1994-1997).

Hubbard R. Garber                        Trustee                                Partner, Barrington Financial Group,
101 Federal Street                                                              LLC, a consulting and investment
19th Floor                                                                      advisory firm (1996-present);
Boston, MA 02110                                                                Consultant, Chestnut Partners, a
DOB: 3/13/59                                                                    consulting and investment


----------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL OCCUPATION DURING THE PAST
NAME, ADDRESS AND AGE                    POSITIONS HELD WITH THE FUND           FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
                                                                                advisory firm (1995-1996).


William J. Klipp                         Trustee                                Private investor (2000-present);
1995 University Avenue                                                          President and Chief Operating
Suite 550                                                                       Officer, Charles Schwab Investment
Berkeley, CA 94704                                                              Management, Inc., an investment
DOB: 12/9/55                                                                    advisory firm (1995-1999); Executive
                                                                                Vice President, Schwab Funds(R)and
                                                                                Charles Schwab & Co., Inc.
                                                                                (1995-1999).

Kevin Malone                             Trustee                                President and Founder, Greenrock
231 West 22nd Street                                                            Research, LLC (1996-present);
Oak Brook, IL 60523                                                             Portfolio Manager, Alliance Capital
DOB: 7/3/47                                                                     Management, an investment advisory
                                                                                firm (1995-1996).

Michael A. Torres*                       Trustee, Vice President                President and Co-President, Lend
1995 University Avenue                                                          Lease Rosen Real Estate Securities,
Suite 550                                                                       LLC, an investment advisory firm
Berkeley, CA 94704                                                              (1998-present); ERE Rosen Real
DOB: 6/21/60                                                                    Estate Securities, LLC, an investment
                                                                                advisory firm (1997-1998); Director,
                                                                                AMB Rosen Real Estate Securities
                                                                                LLC, an investment advisory firm
                                                                                (1995-1997).

Mark A. Hoopes                           Vice President, Assistant Treasurer    Vice President, Lend Lease Real
1995 University Avenue                                                          Estate Investments, Inc.
Suite 550                                                                       (2000-present); Account Director;
Berkeley, CA 94704                                                              Mutual Fund Services Division, SEI
DOB: 3/31/64                                                                    Investments, Inc. (1994-2000).



----------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL OCCUPATION DURING THE PAST
NAME, ADDRESS AND AGE                    POSITIONS HELD WITH THE FUND           FIVE YEARS
----------------------------------------------------------------------------------------------------------------------

Jon P. Kiekhofer                         Treasurer                              Administration Services Manager
803 West Michigan Street                                                        (1999-present), Senior Financial
Suite A                                                                         Analyst (1995-1999), Financial
Milwaukee, WI 53233                                                             Analyst (1994-1995) - Sunstone
DOB: 12/20/58                                                                   Financial Group, Inc.

Gage R. Johnson                          Secretary                              Principal (1999 to present), Senior
Monarch Tower                                                                   Vice President - Legal Department
3424 Peachtree Road, N.E.                                                       (1999), Lend Lease Real Estate
Suite 800                                                                       Investments, Inc.; Of Counsel, Real
Atlanta, GA 30326                                                               Estate Department - Paul, Hastings,
DOB: 11/28/61                                                                   Janofsky & Walker LLP (1994-1998).

Patricia K. Styles                       Assistant Secretary                    Blue Sky and Client Development
803 West Michigan Street                                                        Manager (1999-present), Blue Sky
Suite A                                                                         Supervisor (1996-1999), Senior
Milwaukee, WI 53233                                                             Compliance Analyst (1995-1996),
DOB: 3/9/58                                                                     Compliance Analyst (1994-1995) -
                                                                                Sunstone Financial Group, Inc.



At various times beginning in 1997 and continuing through January 2000, Barrington Financial Group, LLC, the consulting and investment advisory firm of which Mr. Garber is a partner, provided the Adviser, Sub-Adviser and various of their respective affiliates with advice regarding the development of collective investment vehicles including the Trust. Barrington Financial Group's aggregate fees for these services during the period were approximately $80,000 which was not material to the business of Barrington Financial Group or the business of the Adviser, the Sub-Adviser or their respective affiliates. Mr. Torres is a Director of Manufactured Home Communities, Inc., a REIT primarily in the business of owning, operating, leasing, developing, redeveloping and acquiring manufactured home communities; the Fund does not intend to purchase securities of Manufactured Home Communities, Inc. so long as Mr. Torres is a Director of the company.

The Trustees of the Trust who are officers of the Adviser or Sub-Adviser receive no remuneration from the Fund. Each of the other Trustees will be paid the sum of $500 per meeting attended, and will be reimbursed for the expenses of attending meetings.

                             COMPENSATION TABLE (a)


                                                     AGGREGATE                     TOTAL COMPENSATION
                                                     COMPENSATION FROM             FROM TRUST PAID TO
NAME                                                 FUND                          TRUSTEES
-------------------------------------------------    --------------------------    --------------------
Susan J. Lloyd-Hurwitz                                    $     0                        $     0
Hubbard R. Garber                                         $     1,000                    $     2,000
William J. Klipp                                          $     1,000                    $     2,000
Kevin Malone                                              $     1,000                    $     2,000
Michael A. Torres                                         $     0                        $     0


The information provided in the above table is based on an estimate of payments to be made for the Fund's first fiscal year ending January 31, 2001. The Trust has not adopted any pension or retirement plans for the officers or Trustees of the Trust. Therefore, there have been no benefits accrued as part of Trust expenses nor are there estimated currently any annual benefits upon retirement.

Codes of Ethics. Rule 17j-1 under the Investment Company Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a fund's investment activities. The Trust and the Sub-Adviser have each adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the Investment Company Act. The Adviser has adopted a Code of Ethics that requires Adviser personnel who are "access persons" of any fund within the meaning of Rule 17j-1 to comply with that fund's code of ethics adopted pursuant to Rule 17j-1, subject to sanctions by the Adviser in the event of non-compliance. The Trust's Code therefore applies to Adviser personnel who are access persons under Rule 17-1 with respect to the Trust.

Each Code of Ethics places certain restrictions on the trading activities of its access persons. The Trust's Code permits access persons to purchase real estate related securities, but only subject to pre-clearance by the Code's compliance officer. The Sub-Adviser's Code does not permit any transaction in real estate related securities absent exceptional circumstances and subject to pre-clearance by the Code's compliance officer. Each Code's pre-clearance process is designed to prevent transactions that conflict with the Fund's interests.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.


As of December 15, 2000, an affiliate of the Adviser that, like the Adviser, is a wholly owned subsidiary of Lend Lease Corporation Limited owned all of the outstanding shares of the Fund. As of December 15, 2000, no trustee or officer of the Fund owned shares of the Fund.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

ADVISER. The investment adviser to the Fund is Lend Lease Real Estate Investments, Inc. (the "Adviser"). The Adviser was organized as a Delaware corporation on May 18, 1984, and its principal place of business is Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta,

Georgia 30326. Pursuant to an advisory agreement entered into between the Trust on behalf of the Fund and the Adviser (the "Advisory Agreement"), the Adviser provides continuous investment management services to the Fund. The Adviser also provides the Fund with office space, equipment and personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties. The Adviser is a wholly-owned indirect subsidiary of Lend Lease Corporation Limited, an integrated real estate funds management and services company listed on the Australian and New Zealand stock exchanges.

The Advisory Agreement is dated September 14, 2000. The Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60 days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

The Adviser and Sub-Adviser have contractually agreed, through January 31, 2002, to limit total annual operating expenses to the following percentages of average daily net assets for each Class of shares of the Fund: Class A shares (1.65%), Class K shares (1.40%) and Class Y shares (1.10%), subject to later reimbursement by the Fund in certain circumstances. After that date, the limitations may be renewed for one year periods under certain conditions. See "Investment Management" in the Prospectus for further information.

SUB-ADVISER. The sub-adviser to the Fund is Lend Lease Houlihan Rovers S.A. (the "Sub-Adviser"). The Sub-Adviser was organized as a Belgium limited liability company on February 11, 2000, and its principal place of business is Chaussee de la Hulpe 166, 1170 Brussels, Belgium. Pursuant to a sub-advisory agreement entered into between the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser provides an investment program for the Fund, makes investment decisions for the Fund and places all orders for the purchase and sale of portfolio securities and all other instruments. The activities of the Sub-Adviser are subject to the supervision and control of the Trustees and the Adviser.

As compensation for its services, the Adviser pays to the Sub-Adviser a sub-advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. The sub-advisory fee is accrued daily and paid monthly.

An affiliate of the Adviser owns an 80% interest in the Sub-Adviser. W. Joseph Houlihan and Gerios Rovers, co-founders of the Sub-Adviser along with the aforementioned affiliate of the Adviser own an approximately 20% interest in the Sub-Adviser.

The Adviser and Sub-Adviser have contractually agreed, through January 31, 2002, to limit total annual operating expenses to the following percentages of average daily net assets for each Class of shares of the Fund: Class A shares (1.65%), Class K shares (1.40%) and Class Y shares (1.10%), subject to later reimbursement by the Fund in certain circumstances. After that date, the limitations may be renewed for one year periods under certain conditions. See "Investment Management" in the Prospectus for further information.

ADMINISTRATION AND FUND ACCOUNTING. Sunstone Financial Group, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301 ("Sunstone") has entered into an agreement with the Fund to provide various administrative and fund accounting services to the Fund (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for the Fund; overseeing the Fund's custodian; assisting the preparation and filing of all federal income and excise tax filings (other than those by Fund's Custodian); overseeing the Fund's fidelity insurance relationships; participating in the preparation of the Fund's registration statement; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"); monitoring compliance with the Fund's investment policies and restrictions and generally assisting the Fund's administrative operations. Sunstone, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement.

For the foregoing, Sunstone receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of 0.16 percent of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $59,500 plus out-of-pocket expenses.


TRANSFER AGENT AND DIVIDEND PAYING AGENT. Sunstone also acts as the Fund's transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of the Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Fund or the purchase and sale of Fund securities.

From time to time, the Trust, on behalf of the Fund, either directly or indirectly through arrangements with the Adviser, the Sub-Adviser, the distributor (as hereinafter defined) or Sunstone, in its capacity as transfer agent, may pay amounts to third parties that provide transfer agent-type services and other administrative services relating to the Fund to persons who have a beneficial interest in the Fund, such as 401(k) plan participants. These services may include, among other things, sub-accounting services, transfer agent type activities, answering Fund-related inquiries, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Fund and other related services as the Fund may request.


CUSTODIAN. UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri, 64141 serves as the custodian for the Fund. Under the terms of the Custody Agreement, the Custodian is responsible for the receipt and delivery of the Fund's securities and cash. The Custodian does not exercise any supervisory functions over the management of the Fund or the purchase and sale of securities.

DISTRIBUTOR. Under an agreement with the Trust, on behalf of the Fund, Sunstone Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301 (the "Distributor") acts as principal underwriter for the Fund and acts as exclusive agent for the Fund in selling its shares to the public. The Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Fund. For marketing and distribution services provided, the Fund pays the Distributor compensation at the annual rate of 0.02% of the first $250 million of its average daily net assets and decreasing as assets reach certain levels, subject to an annual minimum fee of $25,000, plus out-of-pocket expenses.


LEGAL COUNSEL. Goodwin, Procter & Hoar LLP, with offices at Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Fund.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP are the independent accountants for the Fund. They are responsible for performing an audit of the Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Fund.


                             DISTRIBUTION OF SHARES


The Fund has adopted Plans of Distribution (the "Plans") for Class A and Class K shares, respectively, under Rule 12b-1 of the Investment Company Act. Each Plan provides that the Fund may make payments up to 0.25% (on an annual basis) of the average daily value of the net assets of the class in question (the "12b-1 fee") designed to result in the sale of, or the servicing of shareholder accounts, holding shares of the class of Fund shares to which the Plan applies. Some or all of the 12b-1 fee may be used to compensate brokers and other authorized institutions ("Authorized Firms") for their efforts in selling shares of that class and/or for providing account administration services to their clients who are beneficial owner of such shares. One or more affiliates of the Adviser and Sub-Adviser may act as Authorized Firms. The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; performing daily investment ("sweep") functions for shareholders and performing similar account and administrative services. Any 12b-1 fees received by the Distributor and not allocated to Authorized Firms may be retained by the Distributor to compensate the Distributor for services provided and expenses incurred by it in connection with sales, promotional and marketing activities relating to that class (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors).

The Trustees have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the Fund and holders of the class to which the Plan applies. In the Trustees' quarterly review of the 12b-1 Plans, they will consider the continued appropriateness of and the level of compensation provided in the Plans.


Each Plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. Each Plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. The shareholder vote for each class was cast by the Sub-Adviser as the sole initial holder of shares of that class.

Unless a Plan is terminated as described below, it continues in effect from year to year but only if the Fund's Board of Trustees and the Independent Trustees specifically vote annually to approve its continuance. (In the context of Plan approvals, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the Plan or any agreement under such Plan; otherwise, "Independent Trustees" means those Trustees who are not interested persons of the Fund.) Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the Plan. A Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the applicable class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a Plan. An amendment to increase materially the amount of payments to be made under a Plan must be approved by a "majority" (as defined in the Investment Company Act) of the applicable class.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Sub-Adviser is primarily responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Board of Trustees. It is the policy of the Sub-Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Sub-Adviser.

The Sub-Adviser will place orders pursuant to its investment determination for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best effort to seek on behalf of the Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Sub-Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly. Subject to obtaining the best price and execution, the Sub-Adviser may consider the sales of shares of the Fund when allocating Fund portfolio transactions to brokers.

In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. While the Sub-Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Sub-Adviser may indirectly benefit from the availability of these services to the Sub-Adviser, and the Fund may indirectly benefit from services available to the Sub-Adviser as a result of transactions for other clients. The Sub-Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Sub-Adviser has to the Fund. In no instance, however, will portfolio securities be purchased from or sold to the Sub-Adviser, or any affiliated person of either the Trust or the Sub-Adviser, acting as principal in the transaction, except to the extent permitted by the SEC through rules, regulations, decisions and no-action letters.


The Sub-Adviser may retain advisory clients in addition to the Fund and place portfolio transactions for these accounts. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. In the opinion of the Sub-Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Fund) to be managed by the Sub-Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Fund will not, in the opinion of the Sub-Adviser, be disproportionate to the benefits to be received by the Fund on a continuing basis.


On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it, the Sub-Advisory Agreement provides that the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. The Sub-Adviser has established allocation procedures designed to achieve these goals. In some instances, these procedures may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund.


                                    THE TRUST

The Trust, a Delaware business trust, is a non-diversified open-end management investment company, registered under the Investment Company Act. Under the terms of the Trust's Master Trust Agreement dated October 28, 1999 (the "Master Trust Agreement"), the Trustees of the Trust are ultimately responsible for the management of the Fund's business and affairs. The Fund represents a separate series of the Trust's shares of beneficial interest. There is one other series currently, Lend Lease U.S. Real Estate Securities Fund, and the Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. Shares of the Fund are currently issued in three classes:
Class A, Class K and Class Y. The Board of Trustees may establish additional classes at any time without shareholder approval. Each share purchased in compliance with the procedures established by the Trust will be fully paid and nonassessable.

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.0001 per share, of the Fund. Shares issued by the Fund have no preemptive, conversion or subscription rights. Each share of the Fund has equal and exclusive rights to a proportionate share of dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution, except such differences as are attributable to differential class expenses.

Shareholders are entitled to one vote for each dollar of net asset value held and a proportional fractional vote for any fractional dollar amount of net asset value held. Shareholders of the Fund or of a class of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other series of the Trust or other classes of the Fund, respectively.

The assets received by the Trust from the issue and sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are required to be segregated on the books of account and are to be charged with the expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to the Fund shall be allocated by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and the type of expense and the relative size of the Fund and any other series then in existence.

Each share of the Fund has equal dividend, redemption and liquidation rights with other shares of that Fund. Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholders meeting unless otherwise required by the Investment Company Act. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.

The Board will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time, another meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement and the Investment Company Act, any Trustee may be removed by votes of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require the Trustees to call a meeting of shareholders for the purpose of the removal of one or more Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.


                                      TAXES

GENERAL. The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. To so qualify, the Fund must meet the following requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

As a RIC, the Fund generally will not be subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

If the Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.


DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations (other than real estate investment trusts), may qualify for the dividends received deduction. Dividends paid by the Fund that are attributable to dividends it has received from foreign corporations generally will not qualify for the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.


Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution. In addition, if Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.


DISPOSITION OF SHARES. Upon a redemption or sale of shares of the Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption or sale will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.


BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of the Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

FOREIGN TAXES. Income received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit its shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income both dividends paid to them by the Fund and the foreign taxes paid by the Fund on its foreign investments. The Fund cannot assure shareholders that they will be eligible for the foreign tax credit. The Fund will advise shareholders annually of their share of any creditable foreign taxes paid by the Fund.

OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. The foregoing discussion and the related discussion in the prospectus have been prepared by management of the Trust and do not purport to be a complete description of all tax implications of an investment in the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Fund. Goodwin, Procter & Hoar, LLP have expressed no opinion in respect thereof.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE. As set forth in the Prospectus, the net asset value of the Fund will be determined as of the close of trading (typically 4 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Class A Shares of the Fund are offered and sold on a continuous basis at the Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request) and the applicable sales charge. The Class A sales charge may be waived for certain investors. For more information, please see "Front-end sales charge exemptions" in the prospectus.


In connection with the determination of the Fund's net asset value, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average mean price. Options written or purchased by the Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Fund's Sub-Adviser. Any modification of the price of a debt security furnished by a pricing service will be made pursuant to procedures adopted by the Trust's Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Trust's Board of Trustees. Generally, trading in U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.


For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars furnished by a pricing service approved by the Trustees.

The Fund's net asset value per share will be calculated separately from the per share net asset value of the other funds of the Trust, if any. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together will all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such Proceeds, and a portion of any general assets of the Trust not belonging to a particular series. The Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Trust's Declaration of Trust, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

REDUCED SALES CHARGES. The Fund's Letter of Intent ("LOI") allows for reduction of the initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. By completing the LOI application, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,000) which, if made at one time would qualify for a reduced sales charge. Any Class A shares owned on the date the LOI is executed may be used as credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made must be paid. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge.

By signing the LOI application, the Distributor has a security interest in the reserved shares and the Distributor is appointed attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if the undertaking is not fulfilled. The completion of the LOI application is not binding, but the purchase must be completed in accordance with the terms of the LOI to obtain the reduced sales charge. For more information about the LOI, contact the Fund directly or contact an investment professional.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund, under the following conditions authorized by the 1940 Act: (1) for any period during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as the result of which the disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

REDEMPTIONS IN KIND. It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities. The Trust has filed an election on Form N-18F-1 with the SEC committing the Fund to pay in cash all requests for redemption by any Fund shareholder of record, limited in amount with respect to any such shareholder during any 90-day period, to the lesser of (a) $250,000 or (b) 1 percent of the net asset value of the Fund at the beginning of such period. This election is irrevocable while Rule 18f-1 under the Investment Company Act is in effect unless the SEC by order upon application by the Trust permits the Trust to withdraw the election.


                             PERFORMANCE INFORMATION

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the performance of the Fund's investments, and the allocation of expenses among classes.

Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). In addition, the payment of the applicable redemption fee for Class A shares is deducted for returns for the one-year period. There is no sales charge on Class K shares and Class Y shares.


Average Annual Total Return. To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

        n
P(1 + T) = ERV
Where:

T =   average annual total return.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
P =   hypothetical initial payment of $1,000.
N =   period covered by the computation, expressed in terms of years.

Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P = Total Return
-------
  P

SEC 30-day Yield. The Fund calculates its 30-day (or one month) yield in accordance with the method prescribed by the SEC for mutual funds:

                                                6
                           Yield = 2[(a-b)/cd+1)  -1]

Where:
a =   dividends and interest earned during the period
b =   expenses accrued for the period (net of reimbursements);
c =   average daily number of shares outstanding during the period entitled to receive dividends; and
d =   net asset value per share on the last day of the period.

The Fund's performance figures for each class will be based upon historical results and will not necessarily be indicative of future performance. The Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the Fund's returns.

From time to time, in marketing and other literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent

Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.


The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. Such indices may include the Salomon Smith Barney World Equity Property Index and its sub-indices, the Standard & Poor's 500(R) Index, the Nasdaq Over-the-Counter Composite Index, the Wilshire REIT Index, the Morgan Stanley REIT Index and the NAREIT Total Return Index. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.


Occasionally statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500(R) Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

The Fund's Annual Report which will be issued after the Fund has completed its first fiscal year will contain additional performance information and will be made available to investors upon request and without charge.


                                  MISCELLANEOUS

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC (the "Commission") under the Securities Act with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS

EXHIBIT NO.         EXHIBIT

  (a-1)             Master Trust Agreement of Lend Lease Funds dated October 28,
                    1999*

  (a-2)             Amendment No. 1 to Master Trust Agreement**

  (b)               Registrant's By-Laws*


  (c)               Sections 4.2(d), 4.2(e), 4.2(f), 4.2(j), 4.2(k), 4.2(m),
                    4.6, 4.7, 6.3, 6.6, 7.1, 7.2, and 7.3 and Article V of the
                    Master Trust Agreement are incorporated herein by reference.

  (d-1) Advisory Agreement between Lend Lease Real Estate Investments, Inc. and Lend Lease Funds**

  (d-2) Sub-Advisory Agreement between Lend Lease Real Estate Investments, Inc. and Lend Lease Rosen Real Estate Securities LLC**

  (d-3) Sub-Advisory Agreement between Lend Lease Real Estate Investments, Inc. and Lend Lease Houlihan Rovers S.A.

  (e-1) Distribution Agreement between Lend Lease Funds and Sunstone Distribution Services, LLC**

  (e-2)             Form of Dealer Agreement**

  (e-3)             Inbound Call Management and Fulfillment Services
                    Agreement***

  (e-4) Amended Schedule A to the Inbound Call Management and Fulfillment Services Agreement

  (e-5) Amended Schedules A and B to the Distribution Agreement between Lend Lease Funds and Sunstone Distribution Services, LLC

  (f)               None

  (g-1) Custodian Agreement between The Wilmington Trust Company and Lend Lease Funds***

  (g-2)             Form of Custodian Agreement between UMB Bank, n.a. and Lend
                    Lease Funds

  (g-3) Form of Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co., Inc.

  (h-1) Administration and Fund Accounting Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.***

  (h-2) Transfer Agency Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.***

  (h-3) Amended Schedules A and C to the Administration and Fund Accounting Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.

  (h-4) Amended Schedule A to the Transfer Agency Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.

  (h-5) Expense Agreement among Lend Lease Real Estate Investments, Inc., Lend Lease Rosen Real Estate Securities LLC and the Registrant**

  (h-6) Form of Expense Agreement among Lend Lease Real Estate Investments, Inc., Lend Lease Houlihan Rovers S.A. and the Registrant

  (i)               Opinion of Goodwin, Procter & Hoar LLP**

  (j)               Not applicable.

  (k)               None

  (l)               Initial Capital Agreement**

  (m-1)             Class A shares Plan of Distribution**

  (m-2)             Class K shares Plan of Distribution**

  (m-3)             Form of Shareholder Servicing Agreement**

  (n)               Rule 18f-3 Plan

  (o)               Reserved.

  (p-1)             Registrant's Code of Ethics***

  (p-2)             Code of Ethics of Lend Lease Rosen Real Estate Securities
                    LLC***

  (p-3) Policy Regarding "Access Persons" of Registered Investment Companies of Lend Lease Real Estate Investments, Inc.***

  (p-4)             Code of Ethics of Lend Lease Houlihan Rovers S.A.

  (p-5) The Registrant has not filed a code of ethics for its principal underwriter Sunstone Distribution Services, LLC ("Sunstone Distribution") because Sunstone Distribution has no access persons as defined in Rule 17j-1 with respect to the Registrant and Sunstone Distribution falls within the exception provided in Rule 17j-1(c)(3).

  (q-1)             Powers of Attorney


*Incorporated by reference to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085, Investment Company Act File No. 811-09679) filed via EDGAR on November 1, 1999.


** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085, Investment Company Act File No. 811-09679) filed via EDGAR on February 16, 2000.

*** Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085; Investment Company Act File No. 811-09679) filed via EDGAR on July 14, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Article VI of the Registrant's Master Trust Agreement provides that, to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, expect with respect to matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a

Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or
(b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this
Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts, (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of the Lend Lease Real Estate Investments, Inc., Lend Lease Rosen Real Estate Securities LLC and Lend Lease Houlihan Rovers S.A. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of each of them as currently filed with the SEC, (SEC File Number 801-24771 for Lend Lease Real Estate Investments, Inc., SEC File number 801-48599 for Lend Lease Rosen Real Estate Securities LLC and SEC File number 801-57710 for Lend Lease Houlihan Rovers S.A.) which is incorporated by reference herein.


ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Sunstone Distribution Services, LLC currently serves as the distributor of the shares of Choice Funds, The Marsico Investment Fund, Green Century Funds, The Haven Fund, Johnson Family Funds, RREEF Securities Trust, Zero Gravity Funds and La Crosse Funds.

    (b) The principal business address of Sunstone Distribution Services, LLC, the Registrant's distributor, is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301. To the best of the Registrant's knowledge, the following are the members and officers of Sunstone Distribution Services, LLC:

----------------------------------------------------------------------------------------------------------------------
     NAME                       POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
                                       UNDERWRITER                         REGISTRANT
----------------------------------------------------------------------------------------------------------------------
Miriam M. Allison               President, Treasurer, Member                   None
----------------------------------------------------------------------------------------------------------------------
Peter Hammond                   Vice President                                 None
----------------------------------------------------------------------------------------------------------------------

    (c)  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at 1995 University Avenue, Suite 550, Berkley, California 94704, other than records held and maintained by (i)The Wilmington Trust Company, the custodian for Lend Lease U.S. Real Estate Securities Fund, located at 1100 North Market, 9th Floor, Wilmington, Delaware 19890; (ii) UMB Bank, n.a., the custodian for Lend Lease European Real Estate Securities Fund, 928 Grand Boulevard, Kansas City, Missouri 64104; and (iii) Sunstone Financial Group, Inc., the Registrant's administrator and fund accountant, transfer agent and dividend-paying agent and Sunstone Distribution Services, LLC, the Registrant's distributor, each of which is located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301.

ITEM 29. MANAGEMENT SERVICES

All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

None.

                                  SIGNATURES

         Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berkeley, and the State of California on the 14th day of December, 2000.



                                          LEND LEASE FUNDS

                                          By:  /s/Susan Lloyd-Hurwitz
                                               ----------------------
                                               Susan Lloyd-Hurwitz
                                          Title: President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          SIGNATURE                      TITLE                 DATE

                              Trustee; President;       December 14, 2000
                               Principal Executive
                               Officer
/s/Susan Lloyd-Hurwitz
----------------------
Susan Lloyd-Hurwitz
                              Financial and Accounting  December 14, 2000
Jon Kiekhofer                  Officer
------------
Jon Kiekhofer

/s/Kevin Malone*              Trustee                   December 14, 2000
----------------
Kevin Malone

/s/William J. Klipp*          Trustee                   December 14, 2000
--------------------
William J. Klipp

/s/Michael Torres*            Trustee and Vice          December 14, 2000
------------------             President
Michael Torres

--       *By: /s/Susan J. Lloyd-Hurwitz
              -------------------------
            Attorney in Fact